Income Tax - Summary between Net Income before Tax and Income Tax Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net income before tax	₸ 1,022,004	₸ 720,574	₸ 528,802
Tax at the statutory tax rate of 20%	(204,400)	(144,115)	(105,760)
Non-taxable income	38,038	12,892	12,303
Adjustment recognized in the period for current tax of prior periods		315	1,626
Non-deductible expense	(6,872)	(822)	(1,757)
Current income tax expense	(174,196)	(131,307)	(95,066)
Deferred income tax benefit/(expense)	962	(738)	(148)
Income tax expense	₸ (173,234)	₸ (131,730)	₸ (93,588)